Investment in Associate	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investment in Associate

Note 12—Investment in Associate

VISEN is a private company with business activities within development, manufacturing and commercialization of endocrinology rare disease therapies in Greater China. The Company’s interest in VISEN is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.

The Company has granted VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China, and as consideration for the granting of such rights has received a 50% ownership of VISEN’s issued and outstanding shares. On January 8, 2021, the Company entered into an equity investment of $12.5 million as part of VISEN’s $150.0 million Series B financing. Following VISEN’s Series B financing, the Company retained 43.93% of VISEN’s issued and outstanding shares. As a result, a non-cash gain of €42.3 million was recognized in the consolidated statement of profit or loss as part of share of profit/(loss) of associate in 2021. The Series B financing did not change the accounting treatment of VISEN.

The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China
	2023	2022
	(EUR’000)
Statement of profit or (loss)
Profit/(loss) for the year from continuing operations	(41,873)	(40,283)
Total comprehensive income	(41,859)	(40,273)
Statement of financial position
Non-current assets	9,596	21,410
Current assets	48,041	92,204
Total assets	57,637	113,614
Equity	51,078	100,062
Non-current liabilities	140	180
Current liabilities	6,419	13,372
Total equity and liabilities	57,637	113,614
Company’s share of equity before eliminations	22,438	43,957
Elimination of internal profit and other equity method adjustments	(16,752)	(21,025)
Company’s share of equity	5,686	22,932
Investment in associate at December 31	5,686	22,932
Present ownership at December 31	43.93%	43.93%
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	15,026	22,327
Trade receivables from associate	991	3,554
Contract liabilities	7,133	14,213